Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42877
Entity Registrant Name	LEIFRAS Co., Ltd.
Entity Central Index Key	0002030277
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Ebisu Garden Place
Entity Address, Address Line Two	Tower Floor 17
Entity Address, Address Line Three	4-20-3, Ebisu
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	000000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	26,160,619
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
American depositary shares, each representing one ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares,
Trading Symbol	LFS
Security Exchange Name	NASDAQ
Ordinary shares*
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares*
Trading Symbol	LFS
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ebisu Garden Place
Entity Address, Address Line Two	Tower Floor 17
Entity Address, Address Line Three	4-20-3, Ebisu
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	000000
Country Region	81
City Area Code	3
Local Phone Number	6451-1341
Contact Personnel Name	Rei Yamamoto